Reserves (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Reserves [Abstract]
Foreign currency translation reserve	$ (34,655)	$ (21,014)
Share-based payments reserve (note 31)	28,435	14,200
Reserves	$ (6,220)	$ (6,814)